Repo Transactions	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Repo Transactions
7	REPO TRANSACTIONS
Securities sold under agreements to repurchase at a specified future date are not derecognized from the statement of financial position as the Bank retains substantially all of the risks and rewards of ownership. The corresponding cash received is recognized in the consolidated statement of financial position as an asset with a corresponding obligation to return it, including accrued interest as a liability within cash collateral on securities lent and repurchase agreements, reflecting the transaction’s economic substance as a loan to the Bank. The difference between the sale and repurchase prices is treated as interest expense and is accrued over the life of agreement using the effective interest method. When the counterparty has the right to sell or re-pledge the securities, the Bank reclassifies those securities in its statement of financial position to “Financial Assets delivered as guarantee”.
Conversely, securities purchased under agreements to resell at a specified future date are not recognized in the statement of financial position. The consideration paid, including accrued interest, is recorded in the statement of financial position, within cash collateral on securities borrowed and reverse repurchase agreements, reflecting the transaction’s economic substance as a loan by the Bank. The difference between the purchase and resale prices is recorded in net interest income and is accrued over the life of the agreement using the effective interest method.
If securities purchased under an agreement to resell are subsequently sold to third parties, the obligation to return the securities is recorded in “Liabilities at fair value through profit or loss”.
As of December 31, 2022 and 2021, the Bank has agreed-upon reverse repurchase transactions of government securities for an amount of 61,929,317 and 61,176,357, respectively, and are recorded in “Repo Transactions”. Maturity of the agreed-upon transactions as of December 2022 occurred during the month of January 2023.
As of December 31, 2022 and 2021, securities received guarantee repurchase transactions, total 68,130,397 and 68,389,352, respectively, and were recognized as an off balance sheet transaction.
Profit generated by the Bank as a result of its repurchase transactions arranged during the fiscal years ended on December 31, 2022, 2021 and 2020, total 13,284,829, 16,627,587 and 20,779,817, respectively, and were accounted for in “Interest income” in the consolidated statement of income. In addition, losses generated by the Bank as a result of its reverse repurchase transactions arranged during the fiscal years ended on December 31, 2022, 2021 and 2020, total 975,643, 573,796 and 575,543, respectively, and were recognized in “Interest expense” in the consolidated statement of income.